Investment in Biohaven (Table)	12 Months Ended
Mar. 31, 2020
Investment in Biohaven [Abstract]
Schedule of investment in Biohaven
Balance at March 31, 2017	$58,913
Realized gain on investment	126,000
Realized gain transferred to income on disposition of shares	(24,515)
Proceeds from sale of investment	(7,289)
Property dividend of Biohaven shares	(153,056)
Balance at March 31, 2018	53
Unrealized gain on investment	50
Balance at March 31, 2019	103
Unrealized loss on investment	(35)
Balance at March 31, 2020	$68